Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0000827187
Registrant Name	SLEEP NUMBER CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES